Restructuring - Narrative (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended	15 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
Employee workforce, termination percentage		79.00%	89.00%
Restructuring charges	$ 805	$ 6,431
Cash payments for employee related restructuring charges	4,527	2,535
Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring charges	200	5,600
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 600	$ 800